Discontinued operations - Details of the net gain of the sale of activities (Details) - CHF (SFr)		12 Months Ended
	Apr. 02, 2024	Dec. 31, 2024
Neurosterix US Holdings LLC
Disclosure
Percentage of equity interest received	20.00%
Discontinued operations as disclosed below
Disclosure
Cash in from Neurosterix Pharma Sarl sale	SFr 5,000,000	SFr 5,000,000
Fair value of Neurosterix US Holdings LLC's participation	9,420,000	9,428,400
Net gain on Neurosterix Pharma Srl derecognition (IFRS10)		539,250
Retirement benefit obligation of employees leaving the Group (IAS 19)		433,791
Fair value of service agreement	SFr 182,348	182,348
Net debt liabilities related to Neurosterix Pharma Srl (IFRS 16)		11,144
Total disposal consideration		15,594,933
Investment in Neurosterix Pharma Srl		(20,000)
Legal fees paid for Neurosterix Transaction		(473,269)
Accelerating vesting ESOP/DSPPP		(1,158,069)
Total costs related to activities sold		(1,651,338)
Net gain on sale before income tax		13,943,595
Net gain on sale after income tax		SFr 13,943,595
Discontinued operations as disclosed below | Neurosterix US Holdings LLC
Disclosure
Percentage of equity interest received	20.00%	20.00%